OTHER ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER ASSETS AND LIABILITIES
Schedule of analysis of other current and non-current assets and liabilities

	2023	2022

Other current assets:
Value added tax (“VAT”) receivables	341,056	556,158
Prepaid expenses	312,755	248,390
Advances given	107,011	10,967
Prepaid tax	43,226	26,734
Restricted cash held at central banks in respect of customers	15,000	—
Other	45,265	4,865

	864,313	847,114

	2023	2022

Other non-current assets:
Prepaid expenses	32,736	42,220
VAT receivables (*)	—	60,867
Other	984	750

	33,720	103,837
(*)	VAT receivables that are expected to be offset against VAT payables in more than one year have been classified as other non-current assets.

NOTE 15 - OTHER ASSETS AND LIABILITIES (Continued)

	2023	2022

Other current liabilities:
Deferred income (*)	318,052	7,588
Taxes and funds payable	163,683	194,575
Expense accruals	119,262	98,977
Refund liability	56,644	24,963
Received upfront fee under ADS program (**)	54,307	54,159
Payable to personnel	9,856	176,862
Other liabilities	34,585	69,062

	756,389	626,186

	2023	2022

Other non-current liabilities:
Deferred income (*)	209,199	—
Received upfront fee under ADS program (**)	193,636	241,552

	402,835	241,552
(*)

Deferred income consists of prepayments received by the Group within the scope of partnerships with banks and global payment technology companies and convenience fees received in advance within the scope of BNPL.

(**)

American Depositary Shares (“ADS”) fees collected under the depositary service agreement for seven-year period, that was signed between the Group and depositary bank and which is recognized as other income on a pro-rata basis.